Organization and Principal Activities - Schedule of Subsidiaries (Details)	6 Months Ended		12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Founder Group Limited [Member]
Schedule of Subsidiaries [Line Items]
Date of incorporation	May 18, 2023		May 18, 2023
Percentage of effective ownership
Place of incorporation	British Virgin Islands		British Virgin Islands
Principal activities	Holding company		Holding company
Founder Energy Sdn. Bhd. [Member]
Schedule of Subsidiaries [Line Items]
Date of incorporation	Apr. 13, 2021		Apr. 13, 2021
Percentage of effective ownership	100.00%	100.00%	100.00%	100.00%
Place of incorporation	Malaysia		Malaysia
Principal activities	Business of renewable energy activities and related business and activities of holding companies		Business of renewable energy activities and related business and activities of holding companies
Founder Energy (Singapore) Pte Ltd [Member]
Schedule of Subsidiaries [Line Items]
Date of incorporation	May 27, 2022		May 27, 2022
Percentage of effective ownership	100.00%	100.00%	100.00%	100.00%
Place of incorporation	Singapore		Singapore
Principal activities	Dormant		Dormant
Founder Assets Sdn. Bhd. [Member]
Schedule of Subsidiaries [Line Items]
Date of incorporation	Sep. 21, 2022		Sep. 21, 2022
Percentage of effective ownership	100.00%	100.00%	100.00%	100.00%
Place of incorporation	Malaysia		Malaysia
Principal activities	Business in the investment of renewable energy project		Business in the investment of renewable energy project.
Founder Assets (Thailand) Company Limited [Member]
Schedule of Subsidiaries [Line Items]
Date of incorporation	Jan. 14, 2025
Percentage of effective ownership	99.99%
Place of incorporation	Thailand
Principal activities	Dormant
Founder Solar Solution Sdn. Bhd. [Member]
Schedule of Subsidiaries [Line Items]
Date of incorporation	Feb. 10, 2025
Percentage of effective ownership	100.00%
Place of incorporation	Malaysia
Principal activities	Business of renewable energy activities